Oakmark Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.7%
FINANCIALS – 30.9%
DIVERSIFIED FINANCIALS – 19.3%
KKR & Co., Inc.	9,630	$447,025
Capital One Financial Corp.	3,709	344,789
The Goldman Sachs Group, Inc.	955	327,928
Ally Financial, Inc.	13,359	326,630
State Street Corp.	4,200	325,778
Intercontinental Exchange, Inc.	2,975	305,226
The Bank of New York Mellon Corp.	5,221	237,638
The Charles Schwab Corp.	2,658	221,305
American Express Co.	1,328	196,182
Moody's Corp.	195	54,295
		2,786,796
BANKS – 6.8%
Wells Fargo & Co.	9,963	411,372
Citigroup, Inc.	7,724	349,366
Bank of America Corp.	6,724	222,682
		983,420
INSURANCE – 4.8%
Willis Towers Watson PLC	1,380	337,520
American International Group, Inc.	3,193	201,913
Reinsurance Group of America, Inc.	1,132	160,851
		700,284
		4,470,500
COMMUNICATION SERVICES – 17.1%
MEDIA & ENTERTAINMENT – 17.1%
Alphabet, Inc., Class A (a)	5,566	491,115
Comcast Corp., Class A	9,000	314,733
Pinterest, Inc., Class A (a) (b)	11,750	285,290
Netflix, Inc. (a)	962	283,556
Meta Platforms, Inc., Class A (a)	2,225	267,805
Warner Bros Discovery, Inc. (a)	18,987	179,997
Take-Two Interactive Software, Inc. (a)	1,600	166,608
The Walt Disney Co. (a)	1,900	165,072
Charter Communications, Inc., Class A (a)	485	164,338
Liberty Broadband Corp., Class C (a)	2,019	153,986
		2,472,500
CONSUMER DISCRETIONARY – 13.3%
AUTOMOBILES & COMPONENTS – 4.7%
General Motors Co.	8,112	272,888
BorgWarner, Inc.	6,500	261,625
Magna International, Inc.	2,500	140,450
		674,963
RETAILING – 4.1%
Amazon.com, Inc. (a)	3,290	276,360
eBay, Inc.	4,653	192,951
Etsy, Inc. (a) (b)	1,050	125,769
		595,080
CONSUMER SERVICES – 2.7%
Booking Holdings, Inc. (a)	139	279,318
Hilton Worldwide Holdings, Inc.	949	119,928
		399,246
CONSUMER DURABLES & APPAREL – 1.8%
PulteGroup, Inc.	5,654	257,427
		1,926,716
INFORMATION TECHNOLOGY – 13.1%
SOFTWARE & SERVICES – 11.9%
Oracle Corp.	4,705	384,603
Fiserv, Inc. (a)	3,075	310,790
Salesforce, Inc. (a)	2,220	294,350
Workday, Inc., Class A (a)	1,677	280,646
Adobe, Inc. (a)	550	185,091
Global Payments, Inc.	1,540	152,953
Gartner, Inc. (a) (b)	325	109,246
		1,717,679
TECHNOLOGY HARDWARE & EQUIPMENT – 1.2%
TE Connectivity, Ltd.	1,484	170,414
		1,888,093
INDUSTRIALS – 8.9%
CAPITAL GOODS – 6.5%
Parker-Hannifin Corp.	940	273,540
Masco Corp.	4,574	213,487
Fortune Brands Innovations, Inc.	3,155	180,154
PACCAR, Inc.	1,800	178,146
Cummins, Inc.	221	53,546
Masterbrand, Inc. (a)	5,010	37,827
		936,700
COMMERCIAL & PROFESSIONAL SERVICES – 1.6%
Equifax, Inc.	1,170	227,401
TRANSPORTATION – 0.8%
Uber Technologies, Inc. (a)	5,063	125,211
		1,289,312
ENERGY – 6.1%
EOG Resources, Inc.	2,657	344,078
APA Corp.	7,185	335,387
ConocoPhillips	1,734	204,577
		884,042
REAL ESTATE – 2.4%
CBRE Group, Inc., Class A (a)	4,418	340,009
HEALTH CARE – 2.1%
HEALTH CARE EQUIPMENT & SERVICES – 2.1%
HCA Healthcare, Inc.	1,242	298,029
CONSUMER STAPLES – 1.8%
FOOD, BEVERAGE & TOBACCO – 1.8%
Altria Group, Inc.	5,610	256,433
TOTAL COMMON STOCKS – 95.7%
(Cost $11,551,842)		13,825,634

OAKMARK FUNDS

Oakmark Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.3%
U.S. GOVERNMENT BILLS – 2.4%
United States Treasury Bills, 3.56%, due 01/24/23 (c)	$175,000	$174,608
United States Treasury Bills, 4.32%, due 02/28/23 (c)	175,000	173,833
TOTAL U.S. GOVERNMENT BILLS – 2.4%
(Cost $348,428)		348,441

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, repurchase price $279,967, collateralized by United States Treasury Notes, 0.375% - 1.250% due 07/15/23 - 07/31/23, aggregate value plus accrued interest of $285,432 (Cost: $279,835)	279,835	279,835
TOTAL SHORT-TERM INVESTMENTS – 4.3%
(Cost $628,263)		628,276
TOTAL INVESTMENTS – 100.0% (Cost $12,180,105)		14,453,910
Other Assets In Excess of Liabilities – 0.0%(d)		2,175
TOTAL NET ASSETS – 100.0%		$14,456,085

(a)	Non-income producing security
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(d)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Etsy, Inc.	$130.00	3/17/23	(4,846)	$(58,045)	$(5,040)	$(9,814)	$4,774
Gartner, Inc.	$330.00	3/17/23	(1,500)	$(50,421)	$(3,698)	$(4,954)	$1,256
Gartner, Inc.	$340.00	3/17/23	(1,750)	$(58,825)	$(3,482)	$(6,121)	$2,639
Pinterest, Inc.	$25.00	3/17/23	(47,691)	$(115,794)	$(12,686)	$(16,200)	$3,514
				$(283,085)	$(24,906)	$(37,089)	$12,183

OAKMARK FUNDS

Oakmark Select Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.1%
FINANCIALS – 31.3%
DIVERSIFIED FINANCIALS – 19.1%
KKR & Co., Inc.	5,500	$255,310
Capital One Financial Corp.	2,231	207,403
Intercontinental Exchange, Inc.	1,800	184,662
Ally Financial, Inc.	7,000	171,153
		818,528
BANKS – 12.2%
Citigroup, Inc.	4,012	181,463
First Citizens BancShares, Inc., Class A	238	180,546
Wells Fargo & Co.	3,600	148,644
First Citizens BancShares, Inc., Class B	16	11,024
		521,677
		1,340,205
COMMUNICATION SERVICES – 21.5%
MEDIA & ENTERTAINMENT – 21.5%
Alphabet, Inc., Class A (a)	4,199	370,497
Netflix, Inc. (a)	574	169,113
Charter Communications, Inc., Class A (a)	476	161,378
Warner Bros Discovery, Inc. (a)	12,150	115,182
Liberty Broadband Corp., Class C (a)	1,400	106,778
		922,948
INFORMATION TECHNOLOGY – 15.0%
SOFTWARE & SERVICES – 15.0%
Oracle Corp.	3,550	290,177
Salesforce, Inc. (a)	1,595	211,481
Fiserv, Inc. (a)	1,396	141,125
		642,783
CONSUMER DISCRETIONARY – 8.9%
RETAILING – 8.9%
Lithia Motors, Inc.	1,028	210,473
Amazon.com, Inc. (a)	2,036	171,022
		381,495
REAL ESTATE – 6.9%
CBRE Group, Inc., Class A (a)	3,850	296,270
ENERGY – 6.0%
EOG Resources, Inc.	1,181	152,916
APA Corp.	2,242	104,657
		257,573
HEALTH CARE – 4.2%
HEALTH CARE EQUIPMENT & SERVICES – 4.2%
HCA Healthcare, Inc.	757	181,709
INDUSTRIALS – 1.3%
CAPITAL GOODS – 1.3%
Allison Transmission Holdings, Inc.	1,337	55,604
TOTAL COMMON STOCKS – 95.1%
(Cost $3,460,928)		4,078,587

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.8%
REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, Repurchase price $205,050, collateralized by United States Treasury Notes, 0.125% - 2.500% due 07/31/23 - 09/30/23, aggregate value plus accrued interest of $209,053 (Cost: $204,953)	$204,953	204,953
TOTAL SHORT-TERM INVESTMENTS – 4.8%
(Cost $204,953)		204,953
TOTAL INVESTMENTS – 99.9% (Cost $3,665,881)		4,283,540
Other Assets In Excess of Liabilities – 0.1%		5,200
TOTAL NET ASSETS – 100.0%		$4,288,740

(a)	Non-income producing security

OAKMARK FUNDS

Oakmark Global Fund

Global Diversification —December 31, 2022 (Unaudited)

		% of Equity Investments
Europe		48.2%
	Germany*		14.9%
	United Kingdom		13.7%
	Switzerland		8.5%
	Netherlands*		3.5%
	Belgium*		2.8%
	Ireland*		2.6%
	France*		2.2%
North America		46.1%
	United States		46.1%
Asia		5.5%
	China		3.1%
	South Korea		2.0%
	India		0.4%
Latin America		0.2%
	Mexico		0.2%

*	Euro currency countries comprise 26.0% of equity investments.

Oakmark Global Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.4%
FINANCIALS – 23.8%
INSURANCE – 8.9%
Prudential PLC (United Kingdom)	2,881	$39,267
Allianz SE (Germany)	181	38,951
Willis Towers Watson PLC (United States)	100	24,360
		102,578
BANKS – 7.6%
Lloyds Banking Group PLC (United Kingdom)	86,004	47,214
Bank of America Corp. (United States)	1,070	35,422
Axis Bank, Ltd. (India)	374	4,218
		86,854
DIVERSIFIED FINANCIALS – 7.3%
Julius Baer Group, Ltd. (Switzerland)	655	38,159
St James's Place PLC (United Kingdom)	1,323	17,511
Credit Suisse Group AG (Switzerland)	5,780	17,278
KKR & Co., Inc. (United States)	249	11,563
Credit Suisse Group AG ADR (Switzerland) (a)	1	3
		84,514
		273,946
CONSUMER DISCRETIONARY – 18.3%
RETAILING – 7.9%
Prosus N.V. (Netherlands)	571	39,387
Alibaba Group Holding, Ltd. (China) (b)	3,180	35,143
Amazon.com, Inc. (United States) (b)	195	16,397
		90,927
AUTOMOBILES & COMPONENTS – 7.2%
Mercedes-Benz Group AG (Germany)	642	42,222
General Motors Co. (United States)	1,228	41,297
		83,519
CONSUMER DURABLES & APPAREL – 2.1%
Kering SA (France)	48	24,279
CONSUMER SERVICES – 1.1%
Booking Holdings, Inc. (United States) (b)	6	12,424
		211,149
INFORMATION TECHNOLOGY – 16.3%
SOFTWARE & SERVICES – 9.6%
Oracle Corp. (United States)	399	32,614
Fiserv, Inc. (United States) (b)	304	30,685
Mastercard, Inc., Class A (United States)	81	28,166
SAP SE (Germany)	192	19,800
		111,265
TECHNOLOGY HARDWARE & EQUIPMENT – 6.7%
TE Connectivity, Ltd. (United States)	480	55,081
Samsung Electronics Co., Ltd. (South Korea)	503	22,061
		77,142
		188,407
INDUSTRIALS – 12.3%
CAPITAL GOODS – 9.8%
CNH Industrial N.V. (United Kingdom)	2,154	34,505
Daimler Truck Holding AG (Germany) (b)	1,058	32,770
Parker-Hannifin Corp. (United States)	56	16,383
Flowserve Corp. (United States)	477	14,627
Travis Perkins PLC (United Kingdom)	1,100	11,832
Howmet Aerospace, Inc. (United States)	75	2,963
		113,080
TRANSPORTATION – 2.5%
Ryanair Holdings PLC ADR (Ireland) (a) (b)	392	29,317
		142,397
COMMUNICATION SERVICES – 11.9%
MEDIA & ENTERTAINMENT – 11.9%
Alphabet, Inc., Class A (United States) (b)	670	59,141
The Interpublic Group of Cos., Inc. (United States)	903	30,084
Liberty Broadband Corp., Class C (United States) (b)	239	18,228
Pinterest, Inc., Class A (United States) (b)	646	15,685
Warner Bros Discovery, Inc. (United States) (b)	862	8,171
Charter Communications, Inc., Class A (United States) (b)	10	3,425
Grupo Televisa SAB ADR (Mexico) (a)	627	2,857
		137,591
HEALTH CARE – 7.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.5%
Bayer AG (Germany)	660	34,141
Novartis AG (Switzerland)	200	18,089
		52,230
HEALTH CARE EQUIPMENT & SERVICES – 2.5%
Tenet Healthcare Corp. (United States) (b)	578	28,193
		80,423
CONSUMER STAPLES – 2.7%
FOOD, BEVERAGE & TOBACCO – 2.7%
Anheuser-Busch InBev SA/NV (Belgium)	518	31,171
MATERIALS – 2.5%
Glencore PLC (Switzerland)	3,319	22,166
Arconic Corp. (United States) (b)	306	6,476
		28,642
ENERGY – 2.3%
Nov, Inc. (United States)	1,292	26,990
REAL ESTATE – 0.3%
Cushman & Wakefield PLC (United Kingdom) (b)	271	3,372
TOTAL COMMON STOCKS – 97.4%
(Cost $794,879)		1,124,088

OAKMARK FUNDS

Oakmark Global Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENT – 2.1%
REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, Repurchase price $24,013, collateralized by a United States Treasury Note, 0.375% due 07/15/23, value plus accrued interest of $24,481 (Cost: $24,001)	$24,001	$24,001
TOTAL SHORT-TERM INVESTMENTS – 2.1%
(Cost $24,001)		24,001
TOTAL INVESTMENTS – 99.5% (Cost $818,880)		1,148,089
Foreign Currencies (Cost $2) – 0.0% (c)		2
Other Assets In Excess of Liabilities – 0.5%		5,644
TOTAL NET ASSETS – 100.0%		$1,153,735

(a)	Sponsored American Depositary Receipt
(b)	Non-income producing security
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Global Select Fund

Global Diversification —December 31, 2022 (Unaudited)

		% of Equity Investments
North America		54.8%
	United States		54.8%
Europe		33.9%
	Germany*		11.7%
	United Kingdom		9.7%
	Netherlands*		4.9%
	Switzerland		4.9%
	France*		2.7%
Asia		11.3%
	South Korea		7.8%
	China		3.5%

*	Euro currency countries comprise 19.3% of equity investments.

Oakmark Global Select Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 92.9%
CONSUMER DISCRETIONARY – 22.7%
RETAILING – 12.6%
Prosus N.V. (Netherlands)	713	$49,156
Amazon.com, Inc. (United States) (a)	543	45,642
Alibaba Group Holding, Ltd. (China) (a)	3,161	34,927
		129,725
AUTOMOBILES & COMPONENTS – 4.6%
Mercedes-Benz Group AG (Germany)	719	47,277
CONSUMER SERVICES – 3.4%
Booking Holdings, Inc. (United States) (a)	17	34,512
CONSUMER DURABLES & APPAREL – 2.1%
Cie Financiere Richemont SA, Class A (Switzerland)	166	21,512
		233,026
COMMUNICATION SERVICES – 21.5%
MEDIA & ENTERTAINMENT – 21.5%
Alphabet, Inc., Class A (United States) (a)	1,173	103,508
Charter Communications, Inc., Class A (United States) (a)	135	45,609
Netflix, Inc. (United States) (a)	123	36,359
NAVER Corp. (South Korea)	250	35,583
		221,059
FINANCIALS – 17.6%
BANKS – 9.0%
Lloyds Banking Group PLC (United Kingdom)	97,547	53,552
Bank of America Corp. (United States)	1,192	39,486
		93,038
INSURANCE – 4.5%
American International Group, Inc. (United States)	729	46,127
DIVERSIFIED FINANCIALS – 4.1%
Capital One Financial Corp. (United States)	423	39,359
Credit Suisse Group AG (Switzerland)	784	2,344
		41,703
		180,868
HEALTH CARE – 10.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.5%
Bayer AG (Germany)	612	31,648
Novartis AG (Switzerland)	276	24,933
		56,581
HEALTH CARE EQUIPMENT & SERVICES – 4.8%
HCA Healthcare, Inc. (United States)	208	49,840
		106,421
INFORMATION TECHNOLOGY – 9.2%
SOFTWARE & SERVICES – 9.2%
Fiserv, Inc. (United States) (a)	557	56,336
SAP SE (Germany)	366	37,795
		94,131
REAL ESTATE – 4.8%
CBRE Group, Inc., Class A (United States) (a)	644	49,585
INDUSTRIALS – 4.2%
CAPITAL GOODS – 4.2%
CNH Industrial N.V. (United Kingdom)	2,687	43,040
CONSUMER STAPLES – 2.6%
FOOD, BEVERAGE & TOBACCO – 2.6%
Danone SA (France)	511	26,918
TOTAL COMMON STOCKS – 92.9%
(Cost $741,895)		955,048

PREFERRED STOCKS – 4.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.0%
Samsung Electronics Co., Ltd. (South Korea)	1,035	41,492
TOTAL PREFERRED STOCKS – 4.0%
(Cost $53,045)		41,492

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.8%
REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, Repurchase price $28,931, collateralized by a United States Treasury Note, 1.250% due 07/31/23, value plus accrued interest of $29,496 (Cost: $28,917)	$28,917	28,917
TOTAL SHORT-TERM INVESTMENTS – 2.8%
(Cost $28,917)		28,917
TOTAL INVESTMENTS – 99.7% (Cost $823,857)		1,025,457
Foreign Currencies (Cost $1) – 0.0% (b)		1
Other Assets In Excess of Liabilities – 0.3%		3,255
TOTAL NET ASSETS – 100.0%		$1,028,713

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

Oakmark International Fund

Global Diversification —December 31, 2022 (Unaudited)

		% of Equity Investments
Europe		87.9%
	Germany*		28.2%
	United Kingdom		16.3%
	France*		15.6%
	Switzerland		8.3%
	Netherlands*		6.2%
	Italy*		3.3%
	Sweden		3.3%
	Belgium*		2.0%
	Ireland*		2.0%
	Spain*		1.4%
	Denmark		1.3%
Asia		9.0%
	South Korea		3.5%
	China		3.2%
	Japan		1.8%
	India		0.5%
North America		2.2%
	Canada		2.2%
Australasia		0.7%
	Australia		0.7%
Latin America		0.2%
	Mexico		0.2%

*	Euro currency countries comprise 58.7% of equity investments.

Oakmark International Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.6%
CONSUMER DISCRETIONARY – 23.6%
AUTOMOBILES & COMPONENTS – 9.7%
Mercedes-Benz Group AG (Germany)	8,598	$565,086
Bayerische Motoren Werke AG (Germany)	5,510	491,833
Continental AG (Germany)	8,076	483,945
Valeo (France) (a)	15,627	279,359
		1,820,223
RETAILING – 5.7%
Prosus N.V. (Netherlands)	7,095	489,462
Alibaba Group Holding, Ltd. (China) (b)	36,538	403,748
Vipshop Holdings, Ltd. ADR (China) (b) (c)	13,476	183,809
		1,077,019
CONSUMER DURABLES & APPAREL – 5.1%
adidas AG (Germany)	3,193	435,583
Kering SA (France)	587	298,731
The Swatch Group AG, Bearer Shares (Switzerland)	525	149,426
Cie Financiere Richemont SA, Class A (Switzerland)	644	83,523
		967,263
CONSUMER SERVICES – 3.1%
Accor SA (France) (a) (b)	15,397	384,859
Compass Group PLC (United Kingdom)	4,672	108,300
Restaurant Brands International, Inc. (Canada)	1,228	79,387
		572,546
		4,437,051
FINANCIALS – 19.6%
BANKS – 9.9%
BNP Paribas SA (France)	10,949	624,137
Intesa Sanpaolo SPA (Italy)	270,736	602,223
Lloyds Banking Group PLC (United Kingdom)	1,017,614	558,654
Axis Bank, Ltd. (India)	7,096	80,090
		1,865,104
DIVERSIFIED FINANCIALS – 5.0%
EXOR N.V. (Netherlands)	5,407	395,343
Schroders PLC (United Kingdom)	64,401	339,459
Credit Suisse Group AG (Switzerland)	65,658	196,268
		931,070
INSURANCE – 4.7%
Allianz SE (Germany)	2,279	490,106
Prudential PLC (United Kingdom)	29,563	402,975
		893,081
		3,689,255
INDUSTRIALS – 16.4%
CAPITAL GOODS – 13.2%
CNH Industrial N.V. (United Kingdom)	26,952	431,753
Daimler Truck Holding AG (Germany) (b)	12,228	378,889
Siemens AG (Germany)	2,712	376,325
SKF AB, Class B (Sweden)	18,029	274,982
Volvo AB, Class B (Sweden)	13,798	249,222
Ashtead Group PLC (United Kingdom)	3,695	210,840
Komatsu, Ltd. (Japan)	8,877	194,529
Schindler Holding AG (Switzerland)	682	128,340
Smiths Group PLC (United Kingdom)	4,930	95,271
Sandvik AB (Sweden)	3,910	70,600
Rolls-Royce Holdings PLC (United Kingdom) (b)	61,916	69,763
		2,480,514
TRANSPORTATION – 3.2%
Ryanair Holdings PLC ADR (Ireland) (b) (c)	4,772	356,784
DSV A/S (Denmark)	1,510	238,390
		595,174
		3,075,688
INFORMATION TECHNOLOGY – 9.8%
SOFTWARE & SERVICES – 9.8%
Worldline SA (France) (b)	9,827	384,254
SAP SE (Germany)	3,443	355,210
Open Text Corp. (Canada)	10,780	319,416
Amadeus IT Group SA (Spain) (b)	4,975	258,568
Capgemini SE (France)	1,484	247,695
Edenred (France)	2,597	141,433
Fujitsu, Ltd. (Japan)	1,046	140,434
		1,847,010
HEALTH CARE – 8.2%
HEALTH CARE EQUIPMENT & SERVICES – 4.3%
Fresenius SE & Co. KGaA (Germany)	16,439	461,922
Fresenius Medical Care AG & Co. KGaA (Germany)	6,530	213,675
Koninklijke Philips N.V. (Netherlands)	8,814	132,130
		807,727
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 3.9%
Bayer AG (Germany)	8,190	423,669
Novartis AG (Switzerland)	2,276	205,790
Roche Holding AG (Switzerland)	334	104,808
		734,267
		1,541,994
COMMUNICATION SERVICES – 7.2%
MEDIA & ENTERTAINMENT – 5.8%
NAVER Corp. (South Korea)	2,502	355,801
Publicis Groupe SA (France)	4,502	286,368
WPP PLC (United Kingdom)	24,997	247,868
Informa PLC (United Kingdom)	21,906	164,088
Grupo Televisa SAB ADR (Mexico) (c)	8,925	40,698
		1,094,823
TELECOMMUNICATION SERVICES – 1.4%
Liberty Global PLC, Class A (United Kingdom) (b)	13,205	249,973
		1,344,796

OAKMARK FUNDS

Oakmark International Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.6% (cont.)
MATERIALS – 5.8%
Holcim AG (Switzerland)	6,655	$344,619
Glencore PLC (Switzerland)	45,503	303,877
thyssenkrupp AG (Germany) (a) (b)	30,786	187,714
Orica, Ltd. (Australia)	12,930	132,583
Akzo Nobel N.V. (Netherlands)	1,812	121,318
		1,090,111
CONSUMER STAPLES – 5.0%
FOOD, BEVERAGE & TOBACCO – 3.0%
Anheuser-Busch InBev SA/NV (Belgium)	6,016	362,387
Danone SA (France)	3,819	201,265
		563,652
HOUSEHOLD & PERSONAL PRODUCTS – 2.0%
Henkel AG & Co. KGaA (Germany)	4,354	280,842
Reckitt Benckiser Group PLC (United Kingdom)	1,425	99,127
		379,969
		943,621
TOTAL COMMON STOCKS – 95.6%
(Cost $19,513,272)		17,969,526

PREFERRED STOCKS – 1.4%
INFORMATION TECHNOLOGY – 1.4%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.4%
Samsung Electronics Co., Ltd. (South Korea)	6,730	269,706
TOTAL PREFERRED STOCKS – 1.4%
(Cost $384,397)		269,706

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.9%
REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, Repurchase price $422,052, collateralized by a United States Treasury Note, 0.375% due 07/15/23, value plus accrued interest of $430,289 (Cost: $421,852)	$421,852	421,852
COMMERCIAL PAPER – 0.6%
Walgreens Boots Alliance, Inc., 144A,
4.81% - 5.02%, due 01/09/23 - 01/24/23 (d) (e)	79,500	79,306
American Honda Finance Corp.,
4.56% - 4.59%, due 01/05/23 - 01/06/23 (e)	39,500	39,467
TOTAL COMMERCIAL PAPER – 0.6%
(Cost $118,799)		118,773
TOTAL SHORT-TERM INVESTMENTS – 2.9%
(Cost $540,651)		540,625
TOTAL INVESTMENTS – 99.9% (Cost $20,438,320)		18,779,857
Foreign Currencies (Cost $5,867) – 0.0% (f)		5,866
Other Assets In Excess of Liabilities – 0.1%		22,245
TOTAL NET ASSETS – 100.0%		$18,807,968

(a)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(b)	Non-income producing security
(c)	Sponsored American Depositary Receipt
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark International Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2022	Value December 31, 2022	Percent of Net Assets
Accor SA	15,397	$6,764	$10,537	$(1,557)	$64,704	$0	$325,485	$384,859	2.0%
thyssenkrupp AG (a)	30,786	0	55,482	(173,106)	244,445	0	171,857	187,714	1.0%
Valeo	15,627	9,870	0	0	41,777	0	227,712	279,359	1.5%
TOTAL	61,810	$16,634	$66,019	$(174,663)	$350,926	$0	$725,054	$851,932	4.5%

(a) Due to transactions during the period ended December 31, 2022, the company is no longer an affiliate.

OAKMARK FUNDS

Oakmark International Small Cap Fund

Global Diversification —December 31, 2022 (Unaudited)

		% of Equity Investments
Europe		80.0%
	United Kingdom		20.2%
	Germany*		11.7%
	Switzerland		9.5%
	Sweden		7.9%
	Italy*		7.7%
	Spain*		6.7%
	Finland*		5.6%
	Norway		4.1%
	Denmark		3.1%
	Netherlands*		2.7%
	Belgium*		0.8%
Asia		10.6%
	South Korea		4.1%
	Japan		3.9%
	China		1.9%
	Indonesia		0.7%
Latin America		3.9%
	Mexico		3.9%
Australasia		3.7%
	Australia		3.7%
North America		1.0%
	Canada		1.0%
Middle East		0.8%
	Israel		0.8%

*	Euro currency countries comprise 35.2% of equity investments.

Oakmark International Small Cap Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.8%
INDUSTRIALS – 30.9%
CAPITAL GOODS – 18.6%
Konecranes OYJ (Finland)	1,681	$51,753
Travis Perkins PLC (United Kingdom)	3,813	40,998
Fluidra SA (Spain)	2,570	39,951
Duerr AG (Germany)	1,175	39,642
Metso Outotec Oyj (Finland)	2,565	26,395
Howden Joinery Group PLC (United Kingdom)	3,148	21,374
Sulzer AG (Switzerland)	237	18,460
Babcock International Group PLC (United Kingdom) (a)	5,276	17,999
dormakaba Holding AG (Switzerland)	34	12,593
		269,165
COMMERCIAL & PROFESSIONAL SERVICES – 12.3%
Applus Services SA (Spain)	5,226	35,889
Hays PLC (United Kingdom)	19,767	27,649
Loomis AB (Sweden)	993	27,211
ISS A/S (Denmark) (a)	1,255	26,608
Pagegroup PLC (United Kingdom)	3,405	18,985
Randstad N.V. (Netherlands)	231	14,108
SThree PLC (United Kingdom)	2,809	13,687
Mitie Group PLC (United Kingdom)	15,106	13,624
		177,761
		446,926
FINANCIALS – 17.8%
DIVERSIFIED FINANCIALS – 12.0%
Azimut Holding SpA (Italy)	2,243	50,252
Julius Baer Group, Ltd. (Switzerland)	793	46,185
St James's Place PLC (United Kingdom)	2,388	31,618
EFG International AG (Switzerland)	2,446	23,362
Abrdn PLC (United Kingdom)	7,703	17,623
Element Fleet Management Corp. (Canada)	360	4,908
		173,948
BANKS – 3.9%
BNK Financial Group, Inc. (South Korea)	6,132	31,590
DGB Financial Group, Inc. (South Korea)	4,520	25,010
		56,600
INSURANCE – 1.9%
Talanx AG (Germany)	568	26,933
		257,481
INFORMATION TECHNOLOGY – 12.8%
SOFTWARE & SERVICES – 11.1%
Software AG (Germany)	1,667	43,210
Atea ASA (Norway)	3,240	37,704
Nexi SpA (Italy) (a)	3,663	28,884
TeamViewer AG (Germany) (a)	2,087	26,914
BIPROGY, Inc. (Japan)	936	23,849
		160,561
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Softwareone Holding AG (Switzerland)	1,692	23,994
		184,555
CONSUMER DISCRETIONARY – 9.6%
AUTOMOBILES & COMPONENTS – 6.9%
Pirelli & C SpA (Italy)	6,418	27,509
Vitesco Technologies Group AG (Germany) (a)	437	25,376
Dometic Group AB (Sweden)	3,819	24,621
Autoliv, Inc. (Sweden)	295	22,560
		100,066
CONSUMER SERVICES – 1.8%
Wynn Macau, Ltd. (China) (a)	17,095	19,055
MGM China Holdings, Ltd. (China) (a)	6,632	7,307
		26,362
CONSUMER DURABLES & APPAREL – 0.6%
Gildan Activewear, Inc. (Canada)	304	8,322
RETAILING – 0.3%
Wickes Group PLC (United Kingdom)	2,241	3,963
		138,713
COMMUNICATION SERVICES – 7.8%
MEDIA & ENTERTAINMENT – 7.1%
Megacable Holdings SAB de CV (Mexico)	11,119	29,545
oOh!media, Ltd. (Australia)	25,117	21,974
Schibsted ASA, Class B (Norway)	1,044	19,091
Viaplay Group AB (Sweden) (a)	904	17,148
Hakuhodo DY Holdings, Inc. (Japan)	1,371	13,898
		101,656
TELECOMMUNICATION SERVICES – 0.7%
Sarana Menara Nusantara Tbk PT (Indonesia)	147,073	10,392
		112,048
HEALTH CARE – 7.3%
HEALTH CARE EQUIPMENT & SERVICES – 6.1%
Ansell, Ltd. (Australia)	1,527	29,362
ConvaTec Group PLC (United Kingdom)	8,689	24,433
Elekta AB, Class B (Sweden)	3,065	18,446
GN Store Nord A/S (Denmark)	705	16,221
		88,462
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.2%
Grifols SA ADR (Spain) (a) (b)	1,915	16,277
		104,739
CONSUMER STAPLES – 5.2%
FOOD, BEVERAGE & TOBACCO – 2.4%
JDE Peet's N.V. (Netherlands)	790	22,861
Strauss Group, Ltd. (Israel)	438	11,573
		34,434

OAKMARK FUNDS

Oakmark International Small Cap Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.8% (cont.)
CONSUMER STAPLES – 5.2% (cont.)
HOUSEHOLD & PERSONAL PRODUCTS – 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	14,389	$24,419
FOOD & STAPLES RETAILING – 1.1%
Sugi Holdings Co., Ltd. (Japan)	359	16,048
		74,901
MATERIALS – 3.1%
DS Smith PLC (United Kingdom)	8,897	34,582
Titan Cement International SA (Belgium)	833	10,704
		45,286
REAL ESTATE – 1.3%
LSL Property Services PLC (United Kingdom)	4,079	12,330
IWG PLC (Switzerland) (a)	3,436	6,895
		19,225
TOTAL COMMON STOCKS – 95.8%
(Cost $1,413,065)		1,383,874

	Par Value	Value
SHORT-TERM INVESTMENT – 3.6%
REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, Repurchase price $51,851, collateralized by a United States Treasury Note, 0.375% due 07/15/23, value plus accrued interest of $52,864 (Cost: $51,827)	$51,827	51,827
TOTAL SHORT-TERM INVESTMENTS – 3.6%
(Cost $51,827)		51,827
TOTAL INVESTMENTS – 99.4% (Cost $1,464,892)		1,435,701
Foreign Currencies (Cost $297) – 0.0% (c)		297
Other Assets In Excess of Liabilities – 0.6%		8,511
TOTAL NET ASSETS – 100.0%		$1,444,509

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 58.1%
FINANCIALS – 15.5%
DIVERSIFIED FINANCIALS – 8.6%
KKR & Co., Inc.	2,313	$107,356
Ally Financial, Inc.	4,146	101,362
The Charles Schwab Corp.	1,091	90,828
State Street Corp.	966	74,941
Intercontinental Exchange, Inc.	667	68,428
Capital One Financial Corp.	512	47,614
BlackRock, Inc.	50	35,077
		525,606
INSURANCE – 4.5%
Reinsurance Group of America, Inc.	929	131,944
American International Group, Inc.	1,160	73,333
Willis Towers Watson PLC	298	72,934
		278,211
BANKS – 2.4%
Bank of America Corp.	4,473	148,133
		951,950
CONSUMER DISCRETIONARY – 10.4%
AUTOMOBILES & COMPONENTS – 6.2%
General Motors Co.	4,052	136,303
BorgWarner, Inc.	3,140	126,401
Thor Industries, Inc.	808	60,975
Lear Corp.	436	54,089
		377,768
RETAILING – 2.8%
Amazon.com, Inc. (a)	1,573	132,157
Lithia Motors, Inc.	195	39,843
		172,000
CONSUMER DURABLES & APPAREL – 1.0%
Carter's, Inc.	846	63,142
CONSUMER SERVICES – 0.4%
Booking Holdings, Inc. (a)	11	22,853
		635,763
COMMUNICATION SERVICES – 7.5%
MEDIA & ENTERTAINMENT – 7.5%
Alphabet, Inc., Class A (a)	2,598	229,221
Charter Communications, Inc., Class A (a)	274	92,846
Comcast Corp., Class A	1,760	61,551
Warner Music Group Corp., Class A	1,231	43,121
Warner Bros Discovery, Inc. (a)	3,861	36,598
		463,337
INFORMATION TECHNOLOGY – 5.9%
SOFTWARE & SERVICES – 3.6%
Fiserv, Inc. (a)	1,094	110,591
Oracle Corp.	808	66,038
Workday, Inc., Class A (a)	243	40,627
		217,256
TECHNOLOGY HARDWARE & EQUIPMENT – 2.3%
TE Connectivity, Ltd.	1,244	142,797
		360,053
INDUSTRIALS – 5.7%
CAPITAL GOODS – 4.8%
Carlisle Cos., Inc.	520	122,433
Parker-Hannifin Corp.	321	93,382
Masco Corp.	1,323	61,739
Howmet Aerospace, Inc.	371	14,613
		292,167
COMMERCIAL & PROFESSIONAL SERVICES – 0.9%
KAR Auction Services, Inc. (a)	2,562	33,429
ABM Industries, Inc.	544	24,169
		57,598
		349,765
MATERIALS – 4.2%
Glencore PLC	28,371	189,467
Sealed Air Corp.	678	33,824
Arconic Corp. (a)	1,545	32,687
		255,978
ENERGY – 3.6%
PDC Energy, Inc.	1,749	111,028
EOG Resources, Inc.	487	63,024
ChampionX Corp.	994	28,827
Nov, Inc.	940	19,641
		222,520
HEALTH CARE – 3.6%
HEALTH CARE EQUIPMENT & SERVICES – 3.6%
HCA Healthcare, Inc.	714	171,379
LivaNova PLC (a)	881	48,928
		220,307
REAL ESTATE – 1.3%
The Howard Hughes Corp. (a)	1,028	78,579
CONSUMER STAPLES – 0.4%
FOOD, BEVERAGE & TOBACCO – 0.4%
Keurig Dr Pepper, Inc.	712	25,383
TOTAL COMMON STOCKS – 58.1%
(Cost $2,547,398)		3,563,635

PREFERRED STOCKS – 0.1%
COMMUNICATION SERVICES – 0.1%
Liberty Broadband Corp. (b), 7.00%	224	5,217
TOTAL PREFERRED STOCKS – 0.1%
(Cost $6,229)		5,217

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 36.6%
CORPORATE BONDS – 19.5%
FINANCIALS – 5.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, due 10/29/26	$19,000	$16,614
3.40%, due 10/29/33	15,500	11,752
Ally Financial, Inc.
4.70%(5 year Treasury Constant Maturity Rate + 3.868%) (b) (c)	23,750	15,883
3.875%, due 05/21/24	7,950	7,739
2.20%, due 11/02/28	8,750	6,822
4.70%(7 year Treasury Constant Maturity Rate + 3.481%) (b) (c)	2,000	1,253
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (d)	20,373	16,306
Bank Of America Corp.
2.551% (SOFR + 1.050%), due 02/04/28 (c)	13,575	12,057
Bank of America Corp.
4.45%, due 03/03/26	5,000	4,899
Blackstone Mortgage Trust, Inc. REIT, 144A
3.75%, due 01/15/27 (d)	27,500	23,647
Citigroup, Inc.
3.40%, due 05/01/26	15,000	14,217
3.352%(3 mo. USD LIBOR + 0.897%), due 04/24/25 (c)	6,360	6,167
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	5,848
Equitable Financial Life Global Funding, 144A
1.70%, due 11/12/26 (d)	15,000	13,126
First Citizens BancShares, Inc.
3.375% (3 mo. Trem SOFR + 2.465%), due 03/15/30 (c)	15,000	14,165
Goldman Sachs Group, Inc.
3.615% (SOFR + 1.846%), due 03/15/28 (c)	14,200	13,227
JPMorgan Chase & Co.
1.47% (SOFR + 0.765%), due 09/22/27 (c)	31,000	26,839
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (d)	9,000	8,403
Pershing Square Holdings, Ltd, 144A
3.25%, due 11/15/30 (d)	14,000	10,900
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	6,900	5,861
3.95%, due 09/15/26	4,905	4,734
RGA Global Funding, 144A
2.00%, due 11/30/26 (d)	3,995	3,535
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144A
4.00%, due 10/15/33 (d)	7,075	5,284
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	10,618
SVB Financial Group
2.10%, due 05/15/28	21,500	17,776
4.25%(5 year Treasury Constant Maturity Rate + 3.074%) (b) (c)	26,750	17,549
4.00%(5 year Treasury Constant Maturity Rate + 3.202%) (b) (c)	5,000	3,300
The Goldman Sachs Group, Inc.
1.948%(SOFR + 0.913%), due 10/21/27 (c)	13,500	11,804
3.20%, due 02/23/23	7,000	6,982
Wells Fargo & Co.
2.393% (SOFR + 2.100%), due 06/02/28 (c)	11,000	9,709
		327,016
INDUSTRIALS – 4.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC, 144A
3.50%, due 02/15/23 (d)	12,470	12,392
AutoNation, Inc.
3.85%, due 03/01/32	9,250	7,383
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (d)	4,900	4,754
BAT Capital Corp.
3.557%, due 08/15/27	6,965	6,363
2.259%, due 03/25/28	2,975	2,469
BAT International Finance PLC
1.668%, due 03/25/26	4,460	3,952
Carlisle Cos., Inc.
2.20%, due 03/01/32	21,055	15,995
Carrier Global Corp.
2.242%, due 02/15/25	691	651
Delta Air Lines, Inc. / SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (d)	18,081	16,996
Fedex Corp. Pass Through Trust
1.875%, due 08/20/35	9,205	7,544
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	13,069
Fortune Brands Innovations, Inc.
4.00%, due 09/21/23	9,945	9,874
GXO Logistics, Inc.
1.65%, due 07/15/26	6,750	5,779
Hilton Domestic Operating Co., Inc., 144A
4.00%, due 05/01/31 (d)	19,250	16,105
3.625%, due 02/15/32 (d)	18,500	14,815
3.75%, due 05/01/29 (d)	9,000	7,785
Howmet Aerospace, Inc.
3.00%, due 01/15/29	25,500	21,675
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 144A
5.75%, due 04/01/33 (d)	5,000	4,769
Lennox International, Inc.
1.35%, due 08/01/25	2,000	1,810
MIWD Holdco II LLC / MIWD Finance Corp.,144A
5.50%, due 02/01/30 (d)	8,000	6,369
The Boeing Co.
2.70%, due 02/01/27	27,247	24,595
3.625%, due 02/01/31	12,675	11,105

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 36.6% (cont.)
CORPORATE BONDS – 19.5% (cont.)
INDUSTRIALS – 4.5% (cont.)
Uber Technologies, Inc., 144A
8.00%, due 11/01/26 (d)	$13,000	$13,045
7.50%, due 05/15/25 (d)	7,940	7,934
7.50%, due 09/15/27 (d)	4,470	4,473
4.50%, due 08/15/29 (d)	4,710	4,104
US Foods, Inc., 144A
4.75%, due 02/15/29 (d)	5,430	4,821
Viterra Finance BV, 144A
5.25%, due 04/21/32 (d)	19,750	17,348
2.00%, due 04/21/26 (d)	11,400	9,886
		277,860
CONSUMER DISCRETIONARY – 3.4%
Aramark Services, Inc., 144A
6.375%, due 05/01/25 (d)	9,900	9,778
AutoNation, Inc.
1.95%, due 08/01/28	4,940	3,939
Booking Holdings, Inc.
3.55%, due 03/15/28	9,950	9,273
4.625%, due 04/13/30	4,950	4,781
Brunswick Corp.
2.40%, due 08/18/31	35,813	26,330
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (d)	2,980	2,570
5.125%, due 05/01/27 (d)	250	233
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	9,145
Daimler Trucks Finance North America LLC, 144A
2.50%, due 12/14/31 (d)	3,750	2,906
Dick's Sporting Goods, Inc.
3.15%, due 01/15/32	20,000	15,610
Expedia Group, Inc.
4.625%, due 08/01/27	18,526	17,773
3.25%, due 02/15/30	5,860	4,971
5.00%, due 02/15/26	4,334	4,277
International Game Technology PLC, 144A
6.50%, due 02/15/25 (d)	6,213	6,251
6.25%, due 01/15/27 (d)	200	198
Lear Corp.
2.60%, due 01/15/32	8,910	6,703
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (d)	8,540	7,021
4.625%, due 12/15/27 (d)	2,980	2,688
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	5,733
Marriott International, Inc.
2.75%, due 10/15/33	13,750	10,490
4.625%, due 06/15/30	9,400	8,771
MGM Resorts International
4.75%, due 10/15/28	13,875	12,111
6.75%, due 05/01/25	9,850	9,901
Newell Brands, Inc.
6.625%, due 09/15/29	9,300	9,192
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (d)	19,500	15,311
		205,956
ENERGY – 1.4%
Boardwalk Pipelines LP
3.60%, due 09/01/32	3,798	3,143
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (d)	14,525	13,762
Florida Gas Transmission Co. LLC, 144A
2.30%, due 10/01/31 (d)	14,750	11,260
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (d)	20,000	17,098
NOV, Inc.
3.60%, due 12/01/29	14,835	13,039
Parsley Energy LLC / Parsley Finance Corp., 144A
4.125%, due 02/15/28 (d)	20,576	18,896
PDC Energy, Inc.
5.75%, due 05/15/26	2,500	2,386
Vine Energy Holdings LLC, 144A
6.75%, due 04/15/29 (d)	8,000	7,789
		87,373
COMMUNICATION SERVICES – 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, due 02/01/32	8,665	6,382
4.908%, due 07/23/25	2,985	2,926
Meta Platforms, Inc.
3.85%, due 08/15/32	10,000	8,799
Netflix, Inc.
4.875%, due 04/15/28	33,740	32,579
5.875%, due 02/15/25	11,940	12,091
5.875%, due 11/15/28	6,965	7,059
Netflix, Inc., 144A
5.375%, due 11/15/29 (d)	4,970	4,821
Warnermedia Holdings, Inc., 144A
4.054%, due 03/15/29 (d)	3,750	3,244
		77,901
REAL ESTATE – 1.0%
CBRE Services, Inc.
2.50%, due 04/01/31	10,750	8,473
GLP Capital, LP / GLP Financing II, Inc. REIT
5.375%, due 11/01/23	12,000	11,958
4.00%, due 01/15/31	9,425	8,085
5.25%, due 06/01/25	4,975	4,891
5.75%, due 06/01/28	4,975	4,878
5.375%, due 04/15/26	3,925	3,851
Omega Healthcare Investors, Inc. REIT
4.375%, due 08/01/23	3,098	3,080
5.25%, due 01/15/26	1,257	1,231

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 36.6% (cont.)
CORPORATE BONDS – 19.5% (cont.)
REAL ESTATE – 1.0% (cont.)
RHP Hotel Properties, LP / RHP Finance Corp. REIT, 144A
4.50%, due 02/15/29 (d)	$10,875	$9,381
The Howard Hughes Corp., 144A
4.375%, due 02/01/31 (d)	6,500	5,259
5.375%, due 08/01/28 (d)	3,400	3,062
		64,149
HEALTH CARE – 0.9%
Embecta Corp., 144A
5.00%, due 02/15/30 (d)	6,602	5,587
GE Healthcare Holding, Inc., 144A
5.60%, due 11/15/25 (d)	3,000	3,019
GE HealthCare Technologies, Inc., 144A
5.65%, due 11/15/27 (d)	5,750	5,817
5.857%, due 03/15/30 (d)	2,000	2,047
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	20,959	16,188
Universal Health Services, Inc.
1.65%, due 09/01/26	7,750	6,641
Zimmer Biomet Holdings, Inc.
2.60%, due 11/24/31	21,850	17,701
		57,000
MATERIALS – 0.6%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (d)	18,750	15,768
3.875%, due 03/16/29 (d)	1,000	898
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (d)	10,000	7,966
3.875%, due 10/27/27 (d)	4,950	4,621
Novelis Corp., 144A
3.875%, due 08/15/31 (d)	9,681	7,903
		37,156
CONSUMER STAPLES – 0.5%
Altria Group, Inc.
2.45%, due 02/04/32	30,400	22,933
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (d)	4,000	3,981
Smithfield Foods, Inc., 144A
4.25%, due 02/01/27 (d)	995	916
		27,830
INFORMATION TECHNOLOGY – 0.4%
Apple, Inc.
2.65%, due 02/08/51	6,000	3,957
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.50%, due 01/15/28	4,975	4,526
Broadcom, Inc., 144A
3.469%, due 04/15/34 (d)	9,955	7,941
Dell International LLC / EMC Corp.
5.45%, due 06/15/23	3,927	3,929
Gen Digital, Inc., 144A
5.00%, due 04/15/25 (d)	1,000	973
Micron Technology, Inc.
2.703%, due 04/15/32	3,500	2,617
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, due 05/11/31	3,750	2,987
		26,930
UTILITIES – 0.2%
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (c)	13,750	11,103
Total Corporate Bonds
(Cost $1,369,943)		1,200,274

GOVERNMENT AND AGENCY SECURITIES – 10.8%
U.S. GOVERNMENT NOTES – 10.8%
United States Treasury Notes
3.125%, due 08/15/25	300,000	291,258
2.00%, due 04/30/24	100,000	96,485
2.875%, due 05/15/32	100,000	92,156
2.75%, due 08/15/42	90,000	72,362
2.25%, due 11/15/24	75,000	72,032
3.00%, due 08/15/52	45,000	37,076
		661,369
Total Government and Agency Securities
(Cost $692,684)		661,369

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-147-Class A2
3.00%, due 06/25/32 (c)	40,000	35,385
Benchmark Mortgage Trust, Series 2022-B35-Class A5
4.445%, due 05/15/55 (c)	25,000	23,888
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-148-Class A2
3.50%, due 07/25/32 (c)	20,000	18,431
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA5-Class M1A, 144A
6.878% (SOFR30A + 2.950%), due 06/25/42 (c) (d)	17,735	17,943
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6- Class M1A, 144A
6.078% (SOFR30A + 2.150%), due 09/25/42 (c) (d)	14,897	14,906
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-1522-Class A2
2.361%, due 10/25/36	14,500	10,977

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 36.6% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0% (cont.)
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA1-Class M1A, 144A
4.928% (SOFR30A + 1.000%), due 01/25/42 (c) (d)	$8,869	$8,641
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-145-Class A2
2.58%, due 05/25/32	10,000	8,536
JP Morgan Mortgage Trust, Series 2021-10-Class B1, 144A
2.811%, due 12/25/51 (c) (d)	10,297	7,567
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-143-Class A2
2.35%, due 03/25/32	9,000	7,545
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06-Class 1M1, 144A
6.678% (SOFR30A + 2.750%), due 05/25/42 (c) (d)	6,895	6,981
Bank, Series 2022-BNK40-Class A4
3.394%, due 03/15/64 (c)	6,400	5,624
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-Class M1A, 144A
5.928% (SOFR30A + 2.000%), due 04/25/42 (c) (d)	4,153	4,133
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-1521-Class A2
2.184%, due 08/25/36	5,000	3,725
JP Morgan Mortgage Trust, Series 2022-6-Class B1, 144A
3.309%, due 11/25/52 (c) (d)	4,736	3,620
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-1517-Class A2
1.716%, due 07/25/35	4,000	2,901
Bank, Series 2022-BNK40-Class AS
3.394%, due 03/15/64 (c)	3,500	2,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0%
(Cost $193,430)		183,698

ASSET BACKED SECURITIES – 2.0%
Santander Drive Auto Receivables Trust, Series 2022-3-Class C,
4.49%, due 08/15/29	20,250	19,604
Hyundai Auto Receivables Trust,
5.39%, due 06/15/27	14,500	14,649
Ally Auto Receivables Trust,
5.07%, due 04/15/27	13,250	13,296
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class A4, 144A,
5.35%, due 07/16/29 (d)	10,000	9,973
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (d)	9,500	9,475
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class C, 144A,
5.98%, due 07/15/30 (d)	7,250	7,230
Ford Credit Auto Owner Trust, Series 2022-C-Class C,
5.22%, due 03/15/30	6,000	5,935
LAD Auto Receivables Trust, Series 2022-1A-Class A, 144A,
5.21%, due 06/15/27 (d)	5,983	5,887
Santander Drive Auto Receivables Trust, Series 2022-5-Class C,
4.74%, due 10/16/28	5,750	5,558
Hpefs Equipment Trust, Series 2022-3A-Class-C, 144A,
6.13%, due 08/20/29 (c) (d)	5,500	5,518
Ford Credit Auto Owner Trust, Series 2022-D-Class C,
6.46%, due 05/15/30 (c)	5,300	5,333
GM Financial Consumer Automobile Receivables Trust, Series 2022-3-Class B,
4.42%, due 02/16/28	5,030	4,879
CCG Receivables Trust, Series 2022-1-Class B, 144A,
4.42%, due 07/16/29 (d)	5,000	4,848
GM Financial Consumer Automobile Receivables Trust, Series 2022-3-Class C,
4.72%, due 03/16/28	5,000	4,830
Carvana Auto Receivables Trust, Series 2021-N3-Class C,
1.02%, due 06/12/28	4,369	4,223
CCG Receivables Trust, Series 2022-1-Class C, 144A,
4.67%, due 07/16/29 (d)	3,000	2,911
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (d)	1,516	1,476
Total Asset Backed Securities
(Cost $127,168)		125,625

BANK LOANS – 1.3%(e)
INDUSTRIALS – 0.4%
Skymiles IP, Ltd. 2020 Term Loan B
7.993% (3 mo. USD LIBOR + 3.750%), due 10/20/27 (c)	14,000	14,252
Naked Juice LLC Term Loan
7.93% (3 mo. SOFR + 3.250%), due 01/24/29 (c)	995	887

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 36.6% (cont.)
BANK LOANS – 1.3%(e) (cont.)
INDUSTRIALS – 0.4% (cont.)
Uber Technologies, Inc. 2021 Term Loan B
8.235% (3 mo. USD LIBOR + 3.500%), due 02/25/27 (c)	$7,968	$7,947
		23,086
HEALTH CARE – 0.4%
Medline Borrower, LP USD Term Loan B
7.634% (1 mo. USD LIBOR + 3.250%), due 10/23/28 (c)	22,465	21,319
ENERGY – 0.3%
Championx Corp. 2022 Term Loan B1
7.567% (1 mo. SOFR + 3.250%), due 06/07/29 (c)	16,459	16,356
MATERIALS – 0.2%
Asplundh Tree Expert LLC 2021 Term Loan B
6.134% (1 mo. USD LIBOR + 1.750%), due 09/07/27 (c)	13,724	13,701
FINANCIALS – 0.0%(f)
Allspring Buyer LLC Term Loan B
7.75% (3 mo. USD LIBOR + 3.000%), due 11/01/28 (c)	2,641	2,601
CONSUMER DISCRETIONARY – 0.0%(f)
Rent A Center, Inc. 2021 First Lien Term Loan B
7.688% (3 mo. USD LIBOR + 3.250%), due 02/17/28 (c)	983	944
Total Bank Loans
(Cost $79,175)		78,007
TOTAL FIXED INCOME – 36.6%
(Cost $2,462,400)		2,248,973

SHORT-TERM INVESTMENTS – 4.2%
REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, Repurchase price $196,486, collateralized by United States Treasury Notes, 0.000% - 1.375% due 09/30/23 - 12/28/23, aggregate value plus accrued interest of $200,321 (Cost: $196,393)	196,393	196,393

COMMERCIAL PAPER – 1.0%
Walgreens Boots Alliance, Inc.,
144A, 4.81% - 4.99%, due 01/06/23 - 01/23/23 (d) (g)	44,500	44,410
American Honda Finance Corp.,
4.59%, due 01/05/23 (g)	15,000	14,989
Total Commercial Paper
(Cost $59,412)		59,399
TOTAL SHORT-TERM INVESTMENTS – 4.2%
(Cost $255,805)		255,792
TOTAL INVESTMENTS – 99.0%
(Cost $5,271,832)		6,073,617
Foreign Currencies – 0.0%(f)		0	(h)
Other Assets In Excess of Liabilities – 1.0%		64,261
NET ASSETS – 100.0%		$6,137,878

(a)	Non-income producing security
(b)	Security is perpetual and has no stated maturity date.
(c)	Floating Rate Note. Rate shown is as of December 31, 2022.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(f)	Amount rounds to less than 0.1%.
(g)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(h)	Amount rounds to less than $1,000.
Abbreviations:
LIBOR: London Inter-Bank Offered Rate
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

Oakmark.com

Oakmark Bond Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.8%
COMMUNICATION SERVICES – 0.8%
Liberty Broadband Corp. (a), 7.00%	31	$714
TOTAL PREFERRED STOCKS – 0.8%
(Cost $821)		714

	Par Value	Value
FIXED INCOME – 96.4%
CORPORATE BONDS – 43.5%
INDUSTRIALS – 8.0%
AutoNation, Inc.
3.85%, due 03/01/32	$500	399
BAT Capital Corp.
2.259%, due 03/25/28	1,000	830
Delta Air Lines, Inc. / SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (b)	750	705
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (b)	1,000	801
Howmet Aerospace, Inc.
3.00%, due 01/15/29	600	510
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 144A
5.75%, due 04/01/33 (b)	500	477
MIWD Holdco II LLC / MIWD Finance Corp.,144A
5.50%, due 02/01/30 (b)	500	398
The Boeing Co.
2.70%, due 02/01/27	500	451
3.625%, due 02/01/31	200	175
Uber Technologies, Inc., 144A
4.50%, due 08/15/29 (b)	1,100	958
US Foods, Inc., 144A
4.75%, due 02/15/29 (b)	370	329
Viterra Finance BV, 144A
2.00%, due 04/21/26 (b)	1,000	867
5.25%, due 04/21/32 (b)	250	220
		7,120
FINANCIALS – 8.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, due 10/29/26	500	437
3.40%, due 10/29/33	500	379
Ally Financial, Inc.
4.70%(7 year Treasury Constant Maturity Rate + 3.481%) (a) (c)	1,000	626
2.20%, due 11/02/28	500	390
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (b)	750	600
Blackstone Mortgage Trust, Inc. REIT, 144A
3.75%, due 01/15/27 (b)	1,000	860
Goldman Sachs Group, Inc.
3.615% (SOFR + 1.846%), due 03/15/28 (c)	500	466
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (b)	1,000	934
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144A
3.875%, due 03/01/31 (b)	500	382
4.00%, due 10/15/33 (b)	250	187
Signature Bank/New York NY
4.00% (AMERIBOR + 3.890%), due 10/15/30 (c)	1,000	913
SVB Financial Group
4.25%(5 year Treasury Constant Maturity Rate + 3.074%) (a) (c)	1,150	754
4.00%(5 year Treasury Constant Maturity Rate + 3.202%) (a) (c)	250	165
		7,093
ENERGY – 7.1%
Boardwalk Pipelines LP
3.60%, due 09/01/32	1,000	827
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (b)	1,117	1,058
Energy Transfer, LP
4.15%, due 09/15/29	500	452
EQT Corp.
5.70%, due 04/01/28	1,000	995
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (b)	750	641
NOV, Inc.
3.60%, due 12/01/29	500	439
Oceaneering International, Inc.
6.00%, due 02/01/28	500	461
Parsley Energy LLC / Parsley Finance Corp., 144A
4.125%, due 02/15/28 (b)	1,500	1,378
PDC Energy, Inc.
5.75%, due 05/15/26	125	119
		6,370
CONSUMER DISCRETIONARY – 5.3%
Brunswick Corp.
2.40%, due 08/18/31	1,100	809
Daimler Trucks Finance North America LLC, 144A
2.375%, due 12/14/28 (b)	1,000	840
Dick's Sporting Goods, Inc.
3.15%, due 01/15/32	500	390
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (b)	500	407
M/I Homes, Inc.
3.95%, due 02/15/30	500	404
Marriott International, Inc.
2.75%, due 10/15/33	1,000	763
Newell Brands, Inc.
6.625%, due 09/15/29	700	692
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (b)	500	392
		4,697
HEALTH CARE – 4.0%
Embecta Corp., 144A
5.00%, due 02/15/30 (b)	330	279

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.4% (cont.)
CORPORATE BONDS – 43.5% (cont.)
HEALTH CARE – 4.0% (cont.)
GE HealthCare Technologies, Inc., 144A
5.65%, due 11/15/27 (b)	$1,000	$1,012
HCA, Inc.
3.50%, due 09/01/30	500	431
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	500	386
Tenet Healthcare Corp.
6.875%, due 11/15/31	750	676
Zimmer Biomet Holdings, Inc.
2.60%, due 11/24/31	1,000	810
		3,594
MATERIALS – 3.0%
Anglo American Capital PLC, 144A
3.875%, due 03/16/29 (b)	1,000	898
ArcelorMittal SA
6.55%, due 11/29/27	1,000	1,005
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (b)	1,000	796
		2,699
REAL ESTATE – 2.3%
CBRE Services, Inc.
2.50%, due 04/01/31	1,000	788
GLP Capital, LP / GLP Financing II, Inc. REIT
4.00%, due 01/15/31	500	429
Sun Communities Operating, LP REIT
2.70%, due 07/15/31	1,000	789
		2,006
COMMUNICATION SERVICES – 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, due 02/01/32	270	199
Netflix, Inc., 144A
4.875%, due 06/15/30 (b)	1,000	933
Warnermedia Holdings, Inc., 144A
4.054%, due 03/15/29 (b)	1,000	865
		1,997
CONSUMER STAPLES – 1.9%
Altria Group, Inc.
2.45%, due 02/04/32	1,250	943
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (b)	750	746
		1,689
UTILITIES – 0.9%
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (c)	1,000	808
INFORMATION TECHNOLOGY – 0.8%
Micron Technology, Inc.
2.703%, due 04/15/32	1,000	748
Total Corporate Bonds
(Cost $44,819)		38,821

GOVERNMENT AND AGENCY SECURITIES – 21.0%
U.S. GOVERNMENT NOTES – 21.0%
United States Treasury Notes
0.875%, due 09/30/26	5,000	4,440
3.00%, due 08/15/52	2,500	2,060
4.50%, due 11/30/24	2,000	2,000
3.125%, due 08/31/27	2,000	1,924
3.125%, due 08/31/29	2,000	1,899
1.25%, due 06/30/28	2,000	1,729
2.875%, due 05/15/32	1,500	1,382
2.75%, due 02/15/28	1,000	940
1.875%, due 11/15/51	1,250	792
2.50%, due 03/31/27	500	469
3.375%, due 08/15/42	500	447
2.00%, due 11/15/41	500	357
2.00%, due 08/15/51	500	327
		18,766
Total Government and Agency Securities
(Cost $20,530)		18,766

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.5%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-157-Class A2
3.99%, due 05/25/33	3,325	3,214
Bank, Series 2022-BNK40-Class A4
3.394%, due 03/15/64	3,600	3,163
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA5-Class M2, 144A
10.678% (SOFR30A + 6.750%), due 06/25/42 (b) (c)	1,000	1,045
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-072-Class A2
3.444%, due 12/25/27	750	717
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.116%, due 08/25/52 (b)	984	717
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-Class M2, 144A
8.278% (SOFR30A + 4.350%), due 04/25/42 (b) (c)	500	480
JP Morgan Mortgage Trust, Series 2022-8-Class B2, 144A
4.675%, due 01/25/53 (b)	607	477
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-Class M1A, 144A
5.928% (SOFR30A + 2.000%), due 04/25/42 (b) (c)	418	416

Oakmark.com

Oakmark Bond Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.4% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.5% (cont.)
JP Morgan Mortgage Trust, Series 2020-5-Class B1, 144A
3.584%, due 12/25/50 (b)	$474	$381
JP Morgan Mortgage Trust, Series 2016-3-Class B1, 144A
3.282%, due 10/25/46 (b)	274	247
JP Morgan Mortgage Trust, Series 2016-3-Class B2, 144A
3.282%, due 10/25/46 (b)	186	168
JP Morgan Mortgage Trust, Series 2016-3-Class B3, 144A
3.282%, due 10/25/46 (b)	111	99
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 12.5%
(Cost $11,823)		11,124

ASSET BACKED SECURITIES – 11.7%
Santander Drive Auto Receivables Trust, Series 2022-5-Class A3,
4.11%, due 08/17/26	2,000	1,963
Capital One Prime Auto Receivables Trust, Series 2022-1-Class A4,
3.32%, due 09/15/27	2,000	1,918
Hpefs Equipment Trust, Series 2022-3A-Class-C, 144A,
6.13%, due 08/20/29 (b)	1,000	1,003
Ford Credit Auto Owner Trust, Series 2022-C-Class C,
5.22%, due 03/15/30	1,000	989
Carvana Auto Receivables Trust, Series 2022-P1-Class D,
4.80%, due 01/10/29	1,000	873
Sierra Timeshare Receivables Funding LLC, Series 2022-1A-Class C, 144A,
3.94%, due 10/20/38 (b)	626	589
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (b)	569	553
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (b)	500	499
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class C, 144A,
5.98%, due 07/15/30 (b)	500	499
Santander Drive Auto Receivables Trust, Series 2022-5-Class C,
4.74%, due 10/16/28	500	483
CarMax Auto Owner Trust , Series 2022-2-Class D,
4.75%, due 10/16/28	500	471
Carvana Auto Receivables Trust, Series 2022-N1-Class D, 144A,
4.13%, due 12/11/28 (b)	500	471
Hyundai Auto Receivables Trust, Series 2022-C-Class A3,
5.39%, due 06/15/27	160	162
Total Asset Backed Securities
(Cost $10,845)		10,473

BANK LOANS – 7.7%(d)
INDUSTRIALS – 2.1%
Naked Juice LLC Term Loan
7.93% (3 mo. SOFR + 3.250%), due 01/24/29 (c)	995	888
Skymiles IP, Ltd. 2020 Term Loan B
7.993% (3 mo. USD LIBOR + 3.750%), due 10/20/27 (c)	1,000	1,018
		1,906
FINANCIALS – 2.1%
Allspring Buyer LLC Term Loan B
7.75% (3 mo. USD LIBOR + 3.000%), due 11/01/28 (c)	880	867
Citadel Securities LP 2022 Incremental Term Loan B
7.201% (1 mo. SOFR + 3.000%), due 02/02/28 (c)	998	985
		1,852
HEALTH CARE – 1.4%
Owens & Minor, Inc. 2022 Term Loan B
8.173% -8.541% (1 mo. SOFR + 3.750%), due 03/29/29 (c)	497	497
Medline Borrower, LP USD Term Loan B
7.634% (1 mo. USD LIBOR + 3.250%), due 10/23/28 (c)	746	708
ENERGY – 1.1%
Championx Corp. 2022 Term Loan B1
7.567% (1 mo. SOFR + 3.250%), due 06/07/29 (c)	998	991
CONSUMER DISCRETIONARY – 1.0%
Carrols Restaurant Group, Inc. Term Loan B
7.673% (3 mo. USD LIBOR + 3.250%), due 04/30/26 (c)	994	872
Total Bank Loans
(Cost $6,949)		6,826
TOTAL FIXED INCOME – 96.4%
(Cost $94,966)		86,010

SHORT-TERM INVESTMENTS – 3.2%
REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 4.26% dated 12/30/22 due 01/03/23, Repurchase price $2,809, collateralized by United States Treasury Notes, 0.375% - 1.750% due 01/31/23 - 07/15/23, aggregate value plus accrued interest of $2,863 (Cost: $2,807)	2,807	2,807
TOTAL SHORT-TERM INVESTMENTS – 3.2%
(Cost $2,807)		2,807

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2022 (Unaudited)
Schedule of Investments (in thousands)

TOTAL INVESTMENTS – 100.4% (Cost $98,594)	89,531
Liabilities In Excess of Other Assets – (0.4)%	(340)
NET ASSETS – 100.0%	$89,191

(a)	Security is perpetual and has no stated maturity date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(c)	Floating Rate Note. Rate shown is as of December 31, 2022.
(d)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
Abbreviations:
LIBOR: London Inter-Bank Offered Rate
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

Oakmark.com

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”), and Oakmark Bond Fund (“Bond”) collectively referred to as the “Funds,” each a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

The share price is also called the net asset value (the “NAV”) of a share. The NAV of shares of each class is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation ("OVME") function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME.

If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Fund's valuation procedures approved by the Board. In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. Effective as of September 8, 2022, the Board approved changes to the Funds’ valuation procedures to comply with Rule 2a-5 and designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2022, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Oakmark
Common Stocks	$13,825,634	$0	$0
Short Term Investments	0	628,276	0
Call Options Written	(24,906)	0	0
Total	$13,800,728	$628,276	$0
Select
Common Stocks	$4,078,587	$0	$0
Short Term Investments	0	204,953	0
Total	$4,078,587	$204,953	$0
Global
Common Stocks	$1,124,088	$0	$0
Short Term Investments	0	24,001	0
Total	$1,124,088	$24,001	$0
Global Select
Common Stocks	$955,048	$0	$0
Preferred Stocks	41,492	0	0
Short Term Investments	0	28,917	0
Total	$996,540	$28,917	$0
International
Common Stocks	$17,969,526	$0	$0
Preferred Stocks	269,706	0	0
Short Term Investments	0	540,625	0
Total	$18,239,232	$540,625	$0
Int'l Small Cap
Common Stocks	$1,383,874	$0	$0
Short Term Investments	0	51,827	0
Total	$1,383,874	$51,827	$0
Equity and Income
Common Stocks	$3,563,635	$0	$0
Preferred Stocks	5,217	0	0
Corporate Bonds	0	1,200,274	0
Government and Agency Securities	0	661,369	0
Collateralized Mortgage Obligations	0	183,698	0
Asset Backed Securities	0	125,625	0
Bank Loans	0	78,007	0
Short Term Investments	0	255,792	0
Total	$3,568,852	$2,504,765	$0
Bond
Preferred Stocks	$714	$0	$0
Corporate Bonds	0	38,821	0
Government and Agency Securities	0	18,766	0
Collateralized Mortgage Obligations	0	11,124	0
Asset Backed Securities	0	10,473	0
Bank Loans	0	6,826	0
Short Term Investments	0	2,807	0
Total	$714	$88,817	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2022, none of the Funds had outstanding forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2022, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2022, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Select used purchased options for tax management and as an investment strategy in an effort to increase the Funds returns during the period ended December 31, 2022. There were no purchased options outstanding at December 31, 2022.

Oakmark and Select used options written for tax management purposes and as an investment strategy in an effort to increase the Funds returns during the period ended December 31, 2022. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the period ended December 31, 2022, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$0	$(60,870)
Select	34,259	(35,226)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2022, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2022, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended December 31, 2022. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.